Note 9 - Related Party Transactions (Details Textual) - Moores Cancer Center at University of California San Diego [Member] - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018
Extension for Services Agreement, Amount, Related Parties			$ 300,000
us-gaap_ResearchAndDevelopmentExpenseMember
Related Party Transaction, Amounts of Transaction	$ 143,000	$ 122,000